Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Movements in allowances
As of January 1	€ 1,569
Charged to income statement:
Additions	652
Reversals	(169)
Total charged to income statement	483
Utilized during year	(619)
Translation differences and other	2
As December 31	1,435
Non-current	622
Current	813
Restructuring
Movements in allowances
As of January 1	312
Charged to income statement:
Additions	125
Total charged to income statement	125
Utilized during year	(245)
Translation differences and other	1
As December 31	193
Non-current	63
Current	130
Transfer of other provisions to accrued expenses	€ 58
Period of expected cash outflows	2 years
Warranty
Movements in allowances
As of January 1	€ 254
Charged to income statement:
Additions	156
Reversals	(57)
Total charged to income statement	99
Utilized during year	(132)
As December 31	221
Non-current	20
Current	€ 201
Period of expected cash outflows	18 months
Litigation and Environmental
Movements in allowances
As of January 1	€ 251
Charged to income statement:
Additions	61
Reversals	(12)
Total charged to income statement	49
Utilized during year	(56)
Translation differences and other	9
As December 31	253
Non-current	153
Current	100
Environmental
Movements in allowances
As of January 1	149
Charged to income statement:
As December 31	155
Project losses
Movements in allowances
As of January 1	235
Charged to income statement:
Additions	26
Reversals	(2)
Total charged to income statement	24
Utilized during year	(52)
As December 31	207
Non-current	138
Current	€ 69
Period of expected cash outflows	2 years
Other provisions
Movements in allowances
As of January 1	€ 517
Charged to income statement:
Additions	284
Reversals	(98)
Total charged to income statement	186
Utilized during year	(134)
Translation differences and other	(8)
As December 31	561
Non-current	248
Current	€ 313
Period of expected cash outflows	2 years